FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                Report for the Calendar Year or Quarter Ended: March 31, 1999

                Check here if Amendment [ ]: Amendment Number: _________________

                          This Amendment (Check only one.):

                                   [ ] is a restatement

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Stephen A. Feinberg
                     -----------------------------------------------------------

Address:             450 Park Avenue, 28th Floor
                     -----------------------------------------------------------
                     New York, NY 10022
                     -----------------------------------------------------------

                     -----------------------------------------------------------

Form 13F File Number: 28-6882
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:                   Stephen A. Feinberg
                        --------------------------------------------------------
Title:                  Investment Manager
                        --------------------------------------------------------
Phone:                  (212) 421-2600
                        --------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Stephen Feinberg
--------------------------------------------------------------------------------
[Signature]
--------------------------------------------------------------------------------
New York, NY
--------------------------------------------------------------------------------
[City, State]
--------------------------------------------------------------------------------
5/12/99
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager, [If there are no entries in this list, omit this section.]

Form 13F File Number 28-6286
                     -----------------------------------------------------------
Name                 J. Ezra Merkin*
                     -----------------------------------------------------------

                              Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:           1

--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:      24

--------------------------------------------------------------------------------

Form 13F Information Table Value Total:
   $57,652   (thousands)
-------------

List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.      1
         -----------------------------------------------------------------------

Form 13F File Number 28-6286
                     -----------------------------------------------------------

Name                 J. Ezra Merkin*
                     -----------------------------------------------------------


                           FORM 13F INFORMATION TABLE

                               STEPHEN A. FEINBERG
                                    FORM 13F
                                 March 31, 1999


------------------------------------------------------------------------------------------------------------------------------------
     Column 1                 Column 2        Column 3   Column 4         Column 5             Column 6    Column 7    Column 8

  Name of Issuer            Title of Class     CUSIP      Value    Shrs or  SH/PRN  Put/Call  Investment   Other    Voting authority
                                                        (x$1000)   prn amt                    discretion  managers  Sole Shared None

------------------------------------------------------------------------------------------------------------------------------------
Alexander & Baldwin         Common Stock     014482103    6,396     325,900    SH                Sole       N/A      X
American Skiing Company     Common Stock     029654308    5,665   1,352,800    SH                Sole       N/A      X
Atlantic Gulf               Preferred Stock  048556203       49      30,270    SH                Sole       N/A      X
Brooke Group Ltd            Common Stock     112525100      610      24,059    SH                Sole       N/A      X
Cadillac Fairview Corp.     Common Stock     126929207      563      32,179    SH                Sole       N/A      X
California Coastal          Common Stock     129915104      827     127,209    SH                Sole       N/A      X
Compdent Corporation        Common Stock     20449F103    2,568     201,400    SH                Sole       N/A      X
Cronos Group, N.V.          Common Stock     L20708100    1,292     287,200    SH                Sole       N/A      X
First Commonwealth, Inc.    Common Stock     319983102    3,141     251,300    SH                Sole       N/A      X
First Union Real Estate     Common Stock     337400105    5,515   1,260,501    SH                Sole       N/A      X
First Union Real Estate     Preferred Stock  337400303      614      30,500    SH                Sole       N/A      X
Friendly's Ice Cream Corp.  Common Stock     358497105      490      79,935    SH                Sole       N/A      X
Great Lakes REIT Inc.       Common Stock     390752103      749      51,640    SH                Sole       N/A      X
Health Fitness Corp.        Common Stock     42217V102      127     203,679    SH                Sole       N/A      X
Hollywood Park Inc.         Common Stock     436255103    1,837     207,000    SH                Sole       N/A      X
ICO Global Communications   Common Stock     G4705T109   17,071   1,714,284    SH                Sole       N/A      X
ISB Financial Corp.         Common Stock     450091103    3,022     145,600    SH                Sole       N/A      X
JCC Holdings Corp.          Common Stock     46611Q205      916     305,329    SH                Sole       N/A      X
MTR Gaming Group, Inc.      Common Stock     553769100    1,005     412,500    SH                Sole       N/A      X
Mens Wearhouse, Inc.        Common Stock     587118100    4,615     224,905    SH                Sole       N/A      X
PhoneTel Technologies Inc.  Common Stock     71921H406       23     123,363    SH                Sole       N/A      X
Ramtron International Corp. Common Stock     751907106      117     138,679    SH                Sole       N/A      X
Sands Regent                Common Stock     800091100      383     382,800    SH                Sole       N/A      X
Speedus.com                 Common Stock     847723103       57      21,548    SH                Sole       N/A      X



--------
* Mr. Stephen A. Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.